STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2011
STOCK-BASED COMPENSATION
Stock option activity

	Six months ended June 30, 2011
	# of Options	Weighted average exercise price
		(C$)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,593,785	76.46
Exercised	(217,388)	40.46
Cancelled	(91,750)	66.87

Outstanding, end of period	9,047,351	62.83

Options exercisable at end of period	5,518,997	58.94

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010
Risk-free interest rate	1.96%	1.87%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.3%
Expected dividend yield	0.88%	0.43%